1775 I Street, N.W.
[LOGO OF Dechert]                                 Washington, DC 20006-2401
             LLP                                  +1  202  261  3300  Main
                                                  +1  202  261  3333  Fax
                                                  www.dechert.com

                                                  ------------------------------

                                                  JULIEN BOURGEOIS

                                                  julien.bourgeois@dechert.com
                                                  +1  202  261  3451  Direct
                                                  +1  202  261  3151  Fax

September 23, 2011

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:     Security Equity Fund (File No. 811-01136)
        Security Large Cap Value Fund (File No. 811-00487)
        Security Mid Cap Growth Fund (File No. 811-01316)
        Security Income Fund (File No. 811-02120)
        SBL Fund (File No. 811-02753)
        (each a "Company," and collectively, the "Companies")

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary proxy statement, form of proxy, and other soliciting material ("Proxy Materials") for a Joint Special Meeting of Shareholders ("Meeting") of the Companies to be held on November 22, 2011.

The Meeting is being held for the purpose of asking shareholders: (i) to approve new Investment Management Agreements between Security Investors, LLC and the Companies, on behalf of each series of the Companies in connection with a corporate transaction that may result in a change in control; (ii) to elect nominees to the Boards of Directors of the Companies; (iii) with respect to SBL Fund-Series N (Managed Asset Allocation Series), to approve a change to the fundamental investment policy on diversification of investments.

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No fee is required in connection with this filing. Should you have any questions or comments, please contact me at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois
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Julien Bourgeois
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